Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Share Option Activity

The following table summarized the Group's share option activities for the year ended December 31, 2021:

	Number of options	Weighted average exercise price	Weighted average remaining contract life	Weighted average grant date fair value	Aggregate intrinsic value
		US$		US$	US$
Outstanding as of January 1, 2021	44,090,965	0.19	5.62	0.91	217,347,100
Granted	24,966,000	0.0014		2.61
Forfeited	(11,552,558)	0.0014		3.34
Exercised	(22,744,448)	0.07		0.35
Outstanding as of December 31, 2021	34,759,959	0.20	7.36	0.30	3,210,349
Vested and expect to vest as of December 31, 2021	34,759,959	0.20	7.36	0.30	3,210,349
Exercisable as of December 31, 2021	12,708,983	0.54	4.48	0.82	482,247

Summary of Key Assumptions Used to Determine Fair Value of Options

In determining the fair value of the share options, the binomial option pricing model was applied. The key assumptions used to determine the fair value of the options at the respective grant dates in 2019, 2020 and 2021 were as follows:

For the years ended December 31,
Grant date	2019	2020	2021
Expected volatility	50.1%~50.8%	50.1%~50.9%	45.6%~50.2%
Risk-free interest rate	3.2%~3.3%	2.7%~3.2%	2.9%~3.1%
Exercise multiples	2.2~2.8	2.2~2.8	2.2~2.8
Expected dividend yield	0.0%	0.0%	0.0%
Life of options	10 years	10 years	10 years
Fair value of underlying ordinary shares	$1.32~$1.52	$1.52~$4.20	$1.12~$5.32

Summary of Total Share-based Compensation Expense of Share Options and Restricted Shares Recognized

Total share-based compensation expense of share options and restricted shares recognized for the years ended December 31, 2019, 2020 and 2021 were as follows:

	For the years ended December 31
	2019	2020	2021
	RMB	RMB	RMB
Sales and marketing expenses	8,737	35,077	25,776
Research and development expenses	22,508	68,688	60,002
General and administrative expenses	61,845	252,273	109,436
	93,090	356,038	195,214

Employee Benefit Trust
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Restricted Shares

The following table summarized the Group’s activities of restricted shares held by the Shareholding Platform for the year ended December 31, 2021:

	Number of Restricted Shares	Grant date fair value per share
		US$
Outstanding as of January 1, 2021	18,528,369	3.2
Granted	—	—
Vested	(5,104,167)	2.9
Forfeited	(2,291,667)	3.6
Outstanding as of December 31, 2021	11,132,535	3.3